General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total assets	₩ 327,526	₩ 265,372
Total liabilities	80,685	88,024
Revenue	413,938	405,953	₩ 360,967
Profit (loss) for the year	65,880	62,556	₩ 39,730
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Total assets	26,385	31,849
Total liabilities	16,163	23,405
Revenue	79,242	123,055
Profit (loss) for the year	₩ 988	1,138
Subsidiary	Gravity Interactive, Inc.
Gravity Entertainment Corporation
Disclosure of subsidiaries [line items]
Total assets		0
Total liabilities		0
Revenue		0
Profit (loss) for the year		8
Subsidiary	Gravity Entertainment Corporation
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Total assets	₩ 14,903	11,069
Total liabilities	9,378	7,422
Revenue	25,443	26,368
Profit (loss) for the year	₩ (111)	(1,754)
Subsidiary	Gravity NeoCyon, Inc.
Gravity Communications Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 33,121	33,717
Total liabilities	9,236	10,070
Revenue	33,342	41,677
Profit (loss) for the year	₩ 9,096	12,281
Subsidiary	Gravity Communications Co.,Ltd.
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Total assets	₩ 2,916	2,185
Total liabilities	318	664
Revenue	2,462	4,881
Profit (loss) for the year	₩ (221)	(315)
Subsidiary	PT. Gravity Game Link
Gravity Game Tech Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 25,591	21,093
Total liabilities	5,666	6,315
Revenue	28,346	39,147
Profit (loss) for the year	₩ 5,496	13,989
Subsidiary	Gravity Game Tech Co.,Ltd.
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 3,912	2,637
Total liabilities	2,167	2,066
Revenue	3,258	2,483
Profit (loss) for the year	₩ 159	₩ 82
Subsidiary	Gravity Game Arise Co., Ltd.
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 2,538
Total liabilities	722
Revenue	117
Profit (loss) for the year	₩ (1,110)
Subsidiary	Gravity Game Hub PTE., Ltd.(*)